Subsequent events (Details) - Asset purchase by share issue - Forecast	Mar. 07, 2019 director
Grifols Diagnostics Solutions, Inc.
Events after the Reporting Period
Economic rights contributed (as a percent)	45.00%
Voting rights contributed (as a percent)	40.00%
Economic rights (as a percent)	55.00%
Voting rights (as a percent)	60.00%
Grifols Diagnostics Solutions, Inc. | SR
Events after the Reporting Period
Number of directors that may be appointed	1
SR
Events after the Reporting Period
Voting and economic interests acquired (in percent)	26.20%
Number of directors that may be appointed	3
SR | Creat Group Co. Ltd
Events after the Reporting Period
Shareholder interest (as a percent)	26.70%
SR | Grifols S.A
Events after the Reporting Period
Shareholder interest (as a percent)	26.20%
SR | RAAS China Limited
Events after the Reporting Period
Shareholder interest (as a percent)	25.80%